ACCOUNTS RECEIVABLE AND OTHER - Schedule of Current and Non-Current Accounts Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Current	$ 11,911	$ 8,492
Non-current	5,020	3,481
Accounts receivable and other	$ 16,931	$ 11,973